Stock Options and Stock Awards (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Stock options and stock award Plans
Stock-based compensation costs	$ 23,482	$ 37,948	$ 23,390
Shares of common stock authorized under stock-based compensation plans	54,337
Maximum
Stock options and stock award Plans
Term of options	10 years
Stock options
Fair value assumptions
Expected stock price volatility (as a percent)		56.00%	74.00%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)		1.70%	1.70%
Expected option life		5 years 6 months	5 years 6 months
Shares
Outstanding at the beginning of the period (in shares)	38,125	41,668	55,966
Granted (in shares)		3,579	3,097
Exercised (in shares)	(3,556)	(6,400)	(16,485)
Cancelled (in shares)	(679)	(722)	(910)
Outstanding at the end of the period (in shares)	33,890	38,125	41,668
Vested or expected to vest at the end of the period (in shares)	32,960
Exercisable at the end of the period (in shares)	29,198
Weighted Average Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 2.73	$ 2.09	$ 1.65
Granted (in dollars per share)		8.68	7.04
Exercised (in dollars per share)	1.95	1.78	1.46
Cancelled (in dollars per share)	5.60	4.20	3.16
Outstanding at the end of the period (in dollars per share)	2.75	2.73	2.09
Vested or expected to vest at the end of the period (in dollars per share)	2.66
Exercisable at the end of the period (in dollars per share)	$ 2.08
Weighted Average Remaining Contractual Term
Outstanding at the end of the period	4 years 9 months 4 days
Vested or expected to vest at the end of the period	4 years 8 months 9 days
Exercisable at the end of the period	4 years 3 months 22 days
Aggregate Intrinsic Value
Outstanding at the end of the period	$ 107,125
Vested or expected to vest at the end of the period	106,158
Exercisable at the end of the period	104,365
Unrecognized pre-tax compensation costs related to unvested stock options and restricted stock grants
Unrecognized pre tax costs	$ 12,376
Weighted average amortization period	1 year 10 months 13 days
Additional General Disclosures
Weighted average fair value of options granted (in dollars per share)	$ 0.00	$ 4.45	$ 4.43
Cash received from stock option exercises	$ 6,951	$ 11,376	$ 24,117
Income tax benefit from stock options	421	11,764	30,099
Total intrinsic value of options exercised	$ 20,475	42,207	92,355
Vesting period	4 years
Restricted stock
Unrecognized pre-tax compensation costs related to unvested stock options and restricted stock grants
Unrecognized pre tax costs	$ 31,605
Weighted average amortization period	1 year 11 months 12 days
Additional General Disclosures
Total fair value of awards vested during the period	$ 13,951	$ 15,104	$ 8,090
Shares
Outstanding at the beginning of the period (in shares)	4,858	7,666	10,056
Granted (in shares)	3,613	2,752	3,303
Vested (in shares)	(2,222)	(5,140)	(5,239)
Cancelled (in shares)	(426)	(420)	(454)
Outstanding at the end of the period (in shares)	5,823	4,858	7,666
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 7.23	$ 3.84	$ 1.66
Granted (in dollars per share)	7.73	8.60	7.01
Vested (in dollars per share)	6.28	2.94	1.54
Cancelled (in dollars per share)	7.84	6.89	5.00
Outstanding at the end of the period (in dollars per share)	$ 7.87	$ 7.23	$ 3.84
Restricted stock | Maximum
Additional General Disclosures
Vesting period	3 years
Performance based
Stock options and stock award Plans
Stock-based compensation costs	$ (6,070)	$ 12,634	$ 1,769
2000 Plan
Stock options and stock award Plans
Shares of common stock reserved for the granting of stock options and other incentive awards	22,000
2001 Plan
Stock options and stock award Plans
Shares of common stock authorized under stock-based compensation plans	20,000
2004 Omnibus Equity Plan
Stock options and stock award Plans
Shares of common stock authorized under stock-based compensation plans	20,000
2006 Omnibus Equity Plan
Stock options and stock award Plans
Shares of common stock available for grant	50,000
2010 Omnibus Equity Plan
Stock options and stock award Plans
Shares of common stock available for grant	35,000
2012 Omnibus Equity Plan
Stock options and stock award Plans
Shares of common stock available for grant	28,500
2014 Omnibus Equity Plan
Stock options and stock award Plans
Shares of common stock available for grant	58,000
2014 Omnibus Equity Plan | Stock options | Maximum
Stock options and stock award Plans
Shares of common stock available for grant	25,000